[LOGO OF SMITH BARNEY MUTUAL FUND]

                                 SMITH BARNEY
                               EAFE INDEX Fund

                                                               ANNUAL REPORT
                                                               DECEMBER 31, 1999

                      [LOGO OF SMITH BARNEY MUTUAL FUND]

            NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE

Smith Barney EAFE Index Fund

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WHAT'S INSIDE
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Letter from the Chairman of the Smith Barney EAFE Index Fund .................1

Smith Barney EAFE Index Fund

     Statement of Assets and Liabilities......................................3

     Statement of Operations..................................................4

     Statement of Changes in Net Assets.......................................5

     Notes to Financial Statements............................................6

     Financial Highlights.....................................................8

     Independent Auditors' Report.............................................9

International Index Master Portfolio

     Schedule of Investments.................................................10

     Statement of Assets and Liabilities.....................................20

     Statement of Operations.................................................21

     Statement of Changes in Net Assets......................................22

     Notes to Financial Statements...........................................23

     Independent Auditors' Report............................................28

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Shareholder Letter
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[PHOTO]

HEATH B. MCLENDON

Chairman

Dear Shareholder:
We are pleased to provide the first annual report for the Smith Barney EAFE Index Fund ("Fund") for the period ended December 31, 1999. In this report we summarize the period's prevailing economic and market conditions. A detailed summary of performance and current holdings can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Performance and Strategy Update

The Fund began on October 18, 1999. It seeks to offer long-term capital growth and diversification by approximating, before fees and expenses, the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("EAFE Index"). The EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East.1

The Fund is a feeder fund in a master/feeder structure. Accordingly, the Fund does not buy individual securities directly. Instead, it invests all of its assets in the International Index Master Portfolio ("Master Portfolio"), a series of Master Investment Portfolio ("MIP"), rather than directly in a portfolio of securities. MIP is a registered open-end management investment company. The Master Portfolio seeks to provide investment results that match as closely as practicable, before fees and expenses, the performance of the EAFE Index.

Since its inception on October 18, 1999, the Fund's Class A shares returned 15.20%. Barclay's Global Fund Advisors ("BGFA") is responsible for managing the Fund.

The Master Portfolio invests in a sampling of securities that are selected and weighted to result in investment characteristics comparable to, and performance that will correlate with the performance of the EAFE Index. Under normal conditions, the Master Portfolio invests at least 90% of its assets in common stocks included in the EAFE Index, which represents the performance of foreign stock markets.

The Master Portfolio follows an indexed or "passively managed" approach to investing. BGFA does not evaluate individual companies to identify attractive investment candidates. Instead, BGFA attempts to mirror the composition of the EAFE Index as closely as possible by adjusting the Master Portfolio's portfolio periodically to reflect the companies included in the index and their weightings.2

International Markets Overview

International stock markets ended a strong 1999 with stellar performance in December and the fourth quarter of 1999 as a whole. Y2K concerns in global markets continued to ease and in fact no significant Y2K-related problems were reported globally. This led to strong performance in emerging market stocks and technology-related companies in mature markets that had previously suffered from Y2K fears. In the United States, despite the negative influences of a tight labor market and rising commodity prices, inflation has remained under control due to Federal Reserve Board vigilance.


-------------
1 Please note that the EAFE Index is unmanaged and is not subject to the same management and trading expenses of a mutual fund.
2 The Master Portfolio does not mirror the EAFE Index exactly because, unlike the EAFE Index, the Master Portfolio must maintain a portion of its assets in cash and liquid securities to meet redemption requests and pay the Master Portfolio's expenses.

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Smith Barney EAFE Index Fund                                                   1
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Upward movement in many global markets was narrowly based in technology and
Internet-related companies. The strong price appreciations in many of these companies have raised valuations significantly, so there is little room for earnings disappointments.

After a very strong fourth quarter of 1999, international markets succumbed to profit-taking in January. Stock market declines during the month were driven by apprehension of the early February Federal Reserve meeting during which short-term interest rates were increased.

We continue to believe that the outlook for international stock investing is brighter than in many years. In our view, three factors may cause non-U.S. markets to perform better than the U.S. stock market:

 .    International stocks are relatively inexpensive compared with their U.S.
     counterparts.

 .    Resurgent economic growth in many economies could lead to strong corporate earnings gains at a time when U.S. corporate earnings may be pressured.

 .    Great scope for corporate restructuring (either voluntarily or through hostile acquisition) is now being realized overseas.

Thank you for your investment in the Smith Barney EAFE Index Fund. We look forward to helping you pursue your financial goals in the new century.

Sincerely,

/s/ Heath B. McLendon

Heath B. McLendon
Chairman

February 22, 2000

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2                                             1999 Annual Report to Shareholders
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SMITH BARNEY EAFE INDEX FUND
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Statement of Assets and Liabilities                            December 31, 1999
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ASSETS:
     Investment in Master Portfolio, at value (Note 1)              $784,058
     Receivable for Fund shares sold                                  29,600
     Other assets                                                        678
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     Total Assets                                                    814,336
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LIABILITIES:
     Distribution fees payable                                           124
     Management fees payable                                              93
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     Total Liabilities                                                   217
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Total Net Assets                                                    $814,119
================================================================================
NET ASSETS:
     Paid in capital                                                $763,764
     Accumulated net investment loss                                    (323)
     Accumulated net realized gain from investments                      464
     Net unrealized appreciation of investments                       50,214
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Total Net Assets                                                    $814,119
================================================================================
Shares Outstanding, Class A shares                                    70,666
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Net Asset Value, Class A shares (and redemption price)                   $11.52
================================================================================

                       See Notes to Financial Statements.
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Smith Barney EAFE Index Fund                                                   3
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SMITH BARNEY EAFE INDEX FUND
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Statement of Operations                For the Period Ended December 31, 1999(a)
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NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO:
     Dividend                                                         $    208
     Interest                                                              184
     Expenses                                                             (138)
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     Net Investment Income Allocated From Master Portfolio                 254
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EXPENSES:
     Audit and legal                                                    17,000
     Shareholder communications                                          5,000
     Trustees' fees                                                      1,000
     Shareholder servicing fees                                            500
     Custody                                                               250
     Distribution plan fees (Note 2)                                       124
     Administration fees (Note 2)                                           95
     Miscellaneous expenses                                             10,825
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     Total Expenses                                                     34,794
Less: Administration fee waiver and expense reimbursement (Note 2)     (34,420)
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     Net Expenses                                                          374
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Net Investment Loss                                                       (120)
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REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
ALLOCATED FROM MASTER PORTFOLIO (NOTE 1):
     Net realized gain on sale of investments                              137
     Increase in net unrealized appreciation of investments             50,214
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Net Gain on Investments                                                 50,351
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Increase in Net Assets From Operations                                $ 50,231
================================================================================

(a) For the period from October 18, 1999 (commencement of operations) to December 31, 1999.

                       See Notes to Financial Statements.
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4                                             1999 Annual Report to Shareholders
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SMITH BARNEY EAFE INDEX FUND
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Statement of Changes in Net Assets     For the Period Ended December 31, 1999(a)
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OPERATIONS:
     Net investment loss                                            $    (120)
     Net realized gain on sale of investments                             137
     Increase in net unrealized appreciation of investments            50,214
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     Increase in Net Assets From Operations                            50,231
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FUND SHARE TRANSACTIONS (NOTE 3):
     Net proceeds from sale of shares                                 763,888
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     Increase in Net Assets From Fund Share Transactions              763,888
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Increase in Net Assets                                                814,119

NET ASSETS:
     Beginning of period                                                   --
--------------------------------------------------------------------------------
     End of period*                                                 $ 814,119
================================================================================
* Includes accumulated net investment loss of:                          $(323)
================================================================================

(a) For the period from October 18, 1999 (commencement of operations) to December 31, 1999.

                       See Notes to Financial Statements.
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Smith Barney EAFE Index Fund                                                   5
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SMITH BARNEY EAFE INDEX FUND
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Notes to Financial Statements
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1.   Significant Accounting Policies

The EAFE Index Fund ("Fund") is a separate series of Smith Barney Investment Trust ("Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. To achieve its investment objective, the Fund invests all of its investable assets in the International Index Master Portfolio ("Master Portfolio") a series of Master Investment Portfolio ("MIP"), a registered open-end management investment company with the same investment objective of the Fund. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio. As of December 31, 1999, the value of the Fund's investment in the Master Portfolio was 1.28% of the outstanding interest of the Master Portfolio.

The financial statements of the Master Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows: (a) valuation of securities by the Master Portfolio is discussed in Note 1 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report; (b) the Fund earns income, net of Master Portfolio expenses, daily based on its investments in the Master Portfolio; (c) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (d) each fund bears a pro rata portion of the investment advisory and administration fees paid by the Master Portfolio; (e) dividends and distributions to shareholders are recorded on ex-dividend date; (f) all the net investment income, realized and unrealized gain and loss of the Master Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Master Portfolio at the time of such determination. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis; and (g) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1999, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated net investment loss amounting to $124 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change.

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6                                             1999 Annual Report to Shareholders

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SMITH BARNEY EAFE INDEX FUND
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Notes to Financial Statements (continued)
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2. Management Agreement and Other Transactions

SSB Citi Fund Management LLC ("SSBC"), a subsidiary of Salomon Smith Barney Holdings, acts as the Fund's administrator. The Fund's management fee is calculated at an annual rate of 0.40% of the Fund's average daily net assets. This management fee includes an investment management and administration fee payable by the Master Portfolio (0.25% of the Master Portfolio's average daily net assets); and an administration fee payable by the Fund (0.15% of the Fund's average daily net assets). This fee is calculated daily and paid monthly. For the period ended December 31, 1999, SSBC waived all of its administration fees and has agreed to reimburse expenses of $34,325.

Smith Barney Private Trust Company ("Private Trust"), another subsidiary of Citigroup, became the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. Private Trust receives account fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by Private Trust.

CFBDS, Inc. ("CFBDS") acts as the Fund's distributor. Salomon Smith Barney ("SSB"), another subsidiary of SSBH, as well as certain other broker-dealers, continues to sell Fund shares to the public as a member of the selling group.

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A shares calculated at an annual rate of 0.20% of the average daily net assets of the Fund.

Certain officers and a Trustee of the Fund are officers or directors of the Administrator or its affiliates.


3. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). The Fund has the ability to issue multiple classes of shares. Transactions in shares of beneficial interest were as follows:

                                                              Period Ended
                                                          December 31, 1999(a)
                                                       -------------------------
                                                       Shares        Amount
================================================================================
Class A
Shares sold                                            70,666       $763,888
Shares reacquired                                          --             --
--------------------------------------------------------------------------------
Net Increase                                           70,666       $763,888
================================================================================

(a) For the period from October 18, 1999 (commencement of operations) to December 31, 1999.

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Smith Barney EAFE Index Fund                                                   7

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SMITH BARNEY EAFE INDEX FUND
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Financial Highlights
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For a share of capital stock outstanding throughout the period:

Class A Shares                                                       1999(1)
================================================================================
Net Asset Value, Beginning of Period                                 $10.00
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Income From Operations:
   Net investment loss(2)                                             (0.00)*
   Net realized and unrealized gain                                    1.52
--------------------------------------------------------------------------------
Total Income From Operations                                           1.52
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $11.52
--------------------------------------------------------------------------------
Total Return++                                                        15.20%
--------------------------------------------------------------------------------
Net Assets, End of Period (000's)                                      $814
--------------------------------------------------------------------------------
Ratios to Average Net Assets+:
   Expenses(2)(3)(4)                                                   0.85%
   Net investment loss                                                (0.19)
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                                  39%
================================================================================

(1) For the period from October 18, 1999 (commencement of operations) to December 31, 1999.
(2) The administrator has agreed to waive all of its fees and reimburse expenses of $34,325 for the period ended December 31, 1999. If such fees were not waived or expenses reimbursed, the increase to net investment loss per share and actual expense ratio would have been $0.49 and 55.46% (annualized), respectively.
(3)  As a result of an expense limitation, the expense ratio will not exceed
     0.85%.
(4)  This expense ratio includes expenses charged to the Master Portfolio.
*    Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

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8                                             1999 Annual Report to Shareholders

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SMITH BARNEY EAFE INDEX FUND
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Independent Auditors' Report
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of Smith Barney Investment Trust:

We have audited the accompanying statement of assets and liabilities of Smith Barney EAFE Index Fund (a series of Smith Barney Investment Trust) as of December 31, 1999, and the related statements of operations, changes in net assets and financial highlights for the period from October 18, 1999 (commencement of operations) to December 31, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Smith Barney EAFE Index Fund as of December 31, 1999, the results of its operations, changes in its net assets, and its financial highlights for the period from October 18, 1999 to December 31, 1999 in conformity with generally accepted accounting principles.


                                                                    /s/ KPMG LLP


San Francisco, California
February 11, 2000

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Smith Barney EAFE Index Fund                                                   9

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INTERNATIONAL INDEX MASTER PORTFOLIO
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--------------------------------------------------------------------------------
Schedule of Investments                                       December 31, 1999
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

     SHARES                               SECURITY                                 VALUE
============================================================================================
COMMON STOCKS -- 92.6%

Australia -- 2.1%
        13,309    Amcor Ltd.                                                    $   62,094
         9,143    AMP Ltd.                                                         100,635
         3,660    Brambles Industries Ltd.                                         100,828
        13,159    Broken Hill Proprietary Co., Ltd.                                172,129
        11,578    Coca-Cola Amatil Ltd.                                             31,499
        12,284    Coles Myer Ltd.                                                   63,210
        21,861    Foster's Brewing Group Ltd.                                       62,479
         4,064    Lend Lease Corp., Ltd.                                            56,719
         7,300    National Australia Bank Ltd.                                     111,239
        10,782    News Corp., Ltd.                                                 104,291
         4,769    Rio Tinto Ltd.                                                   102,055
        44,778    Telstra Corp., Ltd.                                              242,477
        10,566    Westpac Banking Corp., Ltd.                                       72,605
        14,139    WMC Ltd.                                                          77,674
--------------------------------------------------------------------------------------------
                                                                                 1,359,934
--------------------------------------------------------------------------------------------

Austria -- 0.2%
         1,209    Bank Austria AG                                                   68,188
           329    Oesterreichische Elektrizitaetswirtschafts AG Class A*            46,224
--------------------------------------------------------------------------------------------
                                                                                   114,412
--------------------------------------------------------------------------------------------

Belgium -- 1.0%
           640    Colruyt NV                                                        36,741
           868    Delhaize "Le Lion" SA                                             65,391
            64    Dolmen Computer Applications NV*                                   1,934
           261    Electrabel SA                                                     85,432
         4,239    Fortis Class B                                                   152,927
           472    Groupe Bruxelles Lambert SA                                       95,075
         1,573    KBC Bancassurance Holding NV                                      84,757
             1    PetroFina SA                                                         393
           911    Solvay SA                                                         75,236
           275    Suez Lyonnaise des Eaux SA-- Strip Vvpr*                               3
         1,324    UCB SA                                                            57,406
--------------------------------------------------------------------------------------------
                                                                                   655,295
--------------------------------------------------------------------------------------------

Denmark -- 0.8%
            70    A/S Dampskibsselskabet Svendborg Class B                         116,526
           500    Danisco A/S                                                       19,489
           200    Den Danske Bank Group                                             21,925
            90    D/S 1912 Class B                                                 105,970
           500    Novo-Nordisk A/S Class B                                          66,316
         1,500    Tele Danmark A/S                                                 111,451
           600    Unidanmark A/S                                                    42,225
--------------------------------------------------------------------------------------------
                                                                                   483,902
--------------------------------------------------------------------------------------------

Finland -- 2.7%
         7,400    Nokia OYJ                                                      1,341,525
         4,300    Sonera Group OYJ                                                 294,707
         2,100    UPM-Kymmene OYJ                                                   84,601
--------------------------------------------------------------------------------------------
                                                                                 1,720,833
--------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.
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10                                            1999 Annual Report to Shareholders

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INTERNATIONAL INDEX MASTER PORTFOLIO
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--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1999
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

     SHARES                               SECURITY                                 VALUE
============================================================================================
 France -- 9.1%
         1,545    Accor SA                                                      $   74,644
           447    Air Liquide                                                       74,823
         1,139    Alcatel                                                          261,549
         4,882    Aventis SA                                                       283,706
         1,883    Axa UAP                                                          262,471
         2,428    Banque National de Paris                                         223,995
           966    BIC SA                                                            43,956
           216    Bouygues SA                                                      137,271
           827    Canal Plus                                                       120,356
           493    Cap Gemini SA                                                    125,124
         2,465    Carrefour Supermarche SA                                         454,569
           491    Compagnie de Saint Gobain                                         92,325
         1,100    Compagnie Generale des Etablissements Michelin Class B            43,207
           892    Dassault Systemes SA                                              58,125
           290    Eridania Beghin-Say SA                                            31,193
           139    Essilor International SA                                          43,118
           521    Etablissements Economiques du Casino Guichard-Perrachon SA        59,661
         5,961    France Telecom SA                                                788,276
           289    Groupe Danone                                                     68,110
           642    Lafarge SA                                                        74,746
           954    Lagardere S.C.A.                                                  51,884
           329    L'OREAL                                                          263,922
           577    LVMH                                                             258,427
           690    Pernod Ricard                                                     39,472
           601    Pinault-Printemps-Redoute SA                                     158,588
           370    PSA Peugeot Citroen                                               83,994
         4,277    Sanofi-Synthelabo SA*                                            178,075
         1,017    Schneider SA                                                      79,842
           418    SEITA                                                             18,945
           617    Societe Generale Class A                                         143,546
           244    Sodexho Alliance SA                                               43,177
           951    Suez Lyonnaise des Eaux SA                                       152,386
         1,059    Thomson CSF                                                       34,973
         4,324    Total SA-- Series B                                              577,027
         2,107    Usinor SA                                                         39,577
           578    Valeo SA                                                          44,591
         3,078    Vivendi                                                          277,916
--------------------------------------------------------------------------------------------
                                                                                 5,767,567
--------------------------------------------------------------------------------------------
Germany -- 9.4%
           450    Adidas AG                                                         33,683
         1,200    AGIV AG                                                           21,634
         1,295    Allianz AG                                                       435,623
         3,550    BASF AG                                                          185,562
         3,950    Bayer AG                                                         187,773
         1,000    Beiersdorf AG                                                     67,479
         1,650    Continental AG                                                    33,153
         5,800    DaimlerChrysler AG                                               449,793
         3,338    Deutsche Bank AG-- Reg                                           281,523
         2,520    Deutsche Lufthansa AG                                             59,643
        17,881    Deutsche Telekom AG                                            1,257,911

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney EAFE Index Fund                                                  11

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INTERNATIONAL INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1999
--------------------------------------------------------------------------------

     SHARES                               SECURITY                     VALUE
================================================================================
Germany -- 9.4% (continued)
         3,150    Dresdner Bank AG                                  $  174,489
           550    Heidelberger Zement AG                                42,653
         2,350    HypoVereinsbank                                      160,469
           950    Karstadt AG                                           38,214
         1,000    Linde AG                                              55,192
         1,300    MAN AG                                                48,771
         3,000    Mannesmann AG                                        731,192
         1,450    Merck KGaA                                            45,271
         1,700    Metro AG                                              91,429
           995    Muenchener Rueckversicherungs-Gesellschaft AG        253,535
         1,725    Preussag AG                                           95,640
         2,400    RWE AG                                                95,478
           360    SAP AG                                               176,936
           540    Schering AG                                           65,263
         3,550    Siemens AG                                           454,074
         3,700    Thyssen Krupp AG                                     114,589
         2,500    Veba AG                                              122,117
         3,900    Viag AG                                               71,487
         1,950    Volkswagen AG                                        109,529
--------------------------------------------------------------------------------
                                                                     5,960,105
--------------------------------------------------------------------------------
Hong Kong -- 2.0%
        72,800    Cable & Wireless HKT Ltd.                            210,246
        27,000    Cathay Pacific Airways                                48,106
        14,000    Cheung Kong Ltd.                                     177,848
        12,500    CLP Holdings Ltd.                                     57,568
        11,600    Hang Seng Bank Ltd.                                  132,437
        34,600    Hong Kong & China Gas Co., Ltd.                       47,402
        21,000    Hutchison Whampoa Ltd.                               305,269
        31,000    New World Development Co., Ltd.                       69,787
        15,000    Sun Hung Kai Properties Ltd.                         156,300
        15,000    Swire Pacific Ltd. Class A                            88,571
--------------------------------------------------------------------------------
                                                                     1,293,534
--------------------------------------------------------------------------------
  Italy -- 4.0%
        13,798    Alitalia SpA                                          32,865
         5,917    Assicurazioni Generali                               195,465
        27,699    Banca Intesa SpA                                     112,425
        35,304    Benetton Group SpA                                    81,069
         6,022    Beni Stabili SPA                                       2,123
        42,894    Enel SpA*                                            179,713
        49,591    ENI SpA                                              272,701
         3,294    Fiat SpA                                              94,053
         9,557    Italgas SpA                                           36,191
         9,818    Mediaset SpA                                         152,674
         6,161    Mediobanca Banca SpA                                  62,857
        27,812    Montedison SpA                                        45,517
        31,103    Olivetti SpA*                                         90,062
        20,465    Pirelli SpA                                           56,166
         5,129    Riunione Adriatica di Sicurta SpA                     51,450
         6,772    San Paolo -- IMI SpA                                  92,008

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
12                                           1999 Annual Report to Shareholders

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INTERNATIONAL INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1999
--------------------------------------------------------------------------------

     SHARES                               SECURITY                     VALUE
================================================================================
Italy -- 4.0% (continued)
        10,820    Telecom Italia Mobile SpA RNC                     $   51,544
        38,682    Telecom Italia Mobile SpA                            432,051
         6,138    Telecom Italia SpA RNC                                37,401
        21,848    Telecom Italia SpA                                   308,059
        25,945    Unicredito Italiano SpA                              127,517
--------------------------------------------------------------------------------
                                                                     2,513,911
--------------------------------------------------------------------------------
 Japan -- 25.5%
           900    Acom Co., Ltd.                                        88,125
           600    Advantest Corp.                                      158,466
         6,000    Ajinomoto Co.                                         62,506
         2,000    Alps Electric Co., Ltd.                               30,500
        18,000    Asahi Bank Ltd.                                      110,927
         5,000    Asahi Breweries Ltd.                                  54,681
        13,000    Asahi Chemical Industry Co., Ltd.                     66,762
        11,000    Asahi Glass Co., Ltd.                                 85,113
        27,000    Bank of Tokyo-Mitsubishi Ltd.                        376,094
         5,000    Bridgestone Corp.                                    110,046
         6,000    Canon Inc.                                           238,286
             4    Central Japan Railway Co.                             25,081
         1,600    Credit Saison Co., Ltd.                               27,859
         5,000    Dai Nippon Printing Co., Ltd.                         79,722
         4,000    Daiichi Pharmaceutical Co., Ltd.                      52,000
         6,000    Daiwa House Industry Co., Ltd.                        44,605
         9,000    Daiwa Securities Co., Ltd.                           140,771
         6,000    Denso Corp.                                          143,206
            23    East Japan Railway Co.                               123,966
         3,000    Eisai Co., Ltd.                                       57,664
         1,600    Fanuc Ltd.                                           203,619
        21,000    Fuji Bank Ltd.                                       203,981
         3,000    Fuji Photo Film                                      109,459
        12,000    Fujitsu Ltd.                                         547,002
         8,000    Gunma Bank Ltd.                                       52,039
        20,000    Hitachi Ltd.                                         320,846
         6,000    Honda Motor Co., Ltd.                                223,027
         1,000    Hoya Corp.                                            78,744
        17,000    Industrial Bank of Japan Ltd.                        163,797
        11,000    Itochu Corp.                                          54,769
         2,000    Ito-Yokado Co., Ltd.                                 217,157
        17,000    Japan Airlines Co., Ltd.                              50,386
             7    Japan Tobacco Inc.                                    53,546
        11,000    Joyo Bank Ltd.                                        50,573
         3,000    JUSCO Co., Ltd.                                       52,265
         3,900    Kansai Electric Power Co., Inc                        67,944
         3,000    Kao Corp.                                             85,542
        26,000    Kawasaki Steel Corp.*                                 46,543
         6,000    Kinden Corp.                                          46,073
        19,000    Kinki Nippon Railway Co., Ltd.                        76,201
         7,000    Kirin Brewery Co., Ltd.                               73,609
        11,000    Komatsu Ltd.                                          50,573
        17,000    Kubota Corp.                                          65,020

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney EAFE Index Fund                                                  13

--------------------------------------------------------------------------------
INTERNATIONAL INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1999
--------------------------------------------------------------------------------

     SHARES                               SECURITY                     VALUE
================================================================================
Japan -- 25.5% (continued)
         7,000    Kuraray Co., Ltd.                                 $   70,869
         1,200    Kyocera Corp.                                        311,063
         3,000    Marui Co., Ltd.                                       44,781
        11,000    Matsushita Electric Industrial Co., Ltd.             304,510
         5,000    Minebea Co., Ltd.                                     85,738
        17,000    Mitsubishi Chemical Corp.                             59,866
        11,000    Mitsubishi Corp.                                      84,897
        17,000    Mitsubishi Electric Corp.                            109,752
         9,000    Mitsubishi Estate Co., Ltd.                           87,773
        25,000    Mitsubishi Heavy Industries Ltd.                      83,390
         9,000    Mitsubishi Trust & Banking Corp.                      79,233
         8,000    Mitsui Fudosan Co., Ltd.                              54,153
        13,000    Mitsui Marine & Fire Insurance Co., Ltd.              77,061
        10,000    Mitsui & Co., Ltd.                                    69,940
         2,000    Murata Manufacturing Co., Ltd.                       469,529
        10,000    NEC Corp.                                            238,188
         7,000    NGK Insulators Ltd.                                   51,971
         3,000    Nikon Corp.                                           88,037
           900    Nintendo Co., Ltd.                                   149,486
        12,000    Nippon Express Co., Ltd.                              66,322
         3,000    Nippon Meat Packers Inc.                              38,883
        18,000    Nippon Mitsubishi Oil Corp.                           79,232
         9,000    Nippon Paper Industries Co.                           49,565
        43,000    Nippon Steel Corp.                                   100,530
           720    Nippon Telegraph & Telephone Corp.                 1,232,515
        17,000    Nippon Yusen Kabushiki Kaisha                         69,510
        29,000    Nissan Motor Co., Ltd.*                              114,037
        12,000    Nomura Securities Co., Ltd.                          216,570
        10,000    Obayashi Corp.                                        47,246
         9,000    OJI Paper Co., Ltd.                                   54,142
         3,000    Olympus Optical Co., Ltd.                             42,404
           500    Orix Corp.                                           112,589
        19,000    Osaka Gas Co.                                         45,720
         2,000    Pioneer Electronic Corp.                              52,822
         1,000    Rohm Co., Ltd.                                       410,838
        26,000    Sakura Bank Ltd.                                     150,563
         3,000    Sankyo Co., Ltd.                                      61,626
        18,000    Sanyo Electric Co., Ltd.                              73,071
         3,000    Secom Co., Ltd.                                      330,138
         8,000    Sekisui Chemical Co., Ltd.                            35,450
         8,000    Sekisui House Ltd.                                    70,821
         6,000    Seventy Seven Bank Ltd.                               62,858
         7,000    Sharp Corp.                                          179,057
         2,200    Shimano Inc.                                          38,736
        12,000    Shimizu Corp.                                         39,676
         3,000    Shin-Etsu Chemical Co., Ltd.                         129,121
         4,000    Shiseido Co.                                          58,300
         6,000    Shizuoka Bank Ltd.                                    61,508
           500    SMC Corp.                                            110,584
           600    Softbank Corp.                                       574,000

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
14                                           1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
INTERNATIONAL INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1999
--------------------------------------------------------------------------------

     SHARES                               SECURITY                     VALUE
================================================================================
Japan -- 25.5% (continued)
         2,400    Sony Corp.                                       $   711,337
        13,000    Sumitomo Chemical Co., Ltd.                           61,039
         8,000    Sumitomo Corp.                                        77,550
         6,000    Sumitomo Electric Industries                          69,314
         9,000    Sumitomo Marine & Fire Insurance Co., Ltd.            55,463
        43,000    Sumitomo Metal Industries Ltd.*                       32,388
         2,000    Taisho Pharmaceutical Co., Ltd.                       58,691
         5,000    Takeda Chemical Industries                           246,992
           900    Takefuji Corp.                                       112,599
        13,000    Teijin Ltd.                                           47,941
        18,000    The Sumitomo Bank Ltd.                               246,326
         3,500    Tohoku Electric Power Co., Inc.                       52,039
        15,000    Tokai Bank Ltd.                                       94,493
        10,000    Tokio Marine & Fire Insurance Co., Ltd.              116,893
         5,900    Tokyo Electric Power Co., Inc.                       158,134
         1,000    Tokyo Electronics Ltd.                               136,946
        26,000    Tokyo Gas Co.                                         63,328
         6,000    Toppan Printing Co., Ltd.                             59,865
        16,000    Toray Industries Inc.                                 61,978
        19,000    Toshiba Corporation                                  144,968
         2,000    Tostem Corp.                                          35,899
         3,000    Toyo Seikan Kaisha Ltd.                               43,432
        22,000    Toyota Motor Corp.                                 1,065,244
         1,200    Uni-Charm Corp.                                       69,138
         4,000    Uny Co., Ltd.                                         39,088
         2,000    Yamanouchi Pharmaceutical Co., Ltd.                   69,843
         3,000    Yamato Transport Co., Ltd.                           116,209
--------------------------------------------------------------------------------
                                                                    16,244,903
--------------------------------------------------------------------------------
Netherlands -- 5.3%
         8,062    ABN AMRO Holding NV                                  201,367
         3,776    Aegon NV                                             364,708
         1,998    Akzo Nobel NV                                        100,212
           921    ASM Lithography Holding NV*                          102,313
         5,202    Elsevier NV                                           62,137
         1,052    Getronics NV                                          83,914
         1,315    Hagemeyer NV                                          30,448
         1,873    Heineken NV                                           91,339
         4,977    ING Groep NV                                         300,455
         3,356    Koninklijke Ahold NV                                  99,338
         2,111    Koninklijke Philips Electonics NV                    287,023
         3,016    KPN NV                                               294,340
        12,877    Royal Dutch Petroleum Co.                            789,168
         1,793    STMicroelectronics                                   275,929
         3,479    TNT Post Group NV                                     99,685
         2,845    Unilever NV                                          157,135
         1,869    Wolters Kluwer NV                                     63,248
--------------------------------------------------------------------------------
                                                                     3,402,759
--------------------------------------------------------------------------------
New Zealand -- 0.1%
        19,400    Telecom Corp. of New Zealand Ltd.                     91,229

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney EAFE Index Fund                                                  15

--------------------------------------------------------------------------------
INTERNATIONAL INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1999
--------------------------------------------------------------------------------

     SHARES                               SECURITY                                 VALUE
============================================================================================
 Norway -- 0.3%
         3,600    Norsk Hydro ASA                                               $  151,039
--------------------------------------------------------------------------------------------
Portugal -- 0.5%
         6,505    Banco Comercial Portugues SA Class R                              36,099
         1,927    Banco Espirito Santo e Comercial de Lisboa SA                     54,148
         2,566    Brisa-- Auto Estradas de Portugal SA                              19,693
         2,376    EDP-- Electricidade de Portugal SA                                41,470
         1,587    Jeronimo Martins SGPS SA                                          40,598
        10,730    Portugal Telecom SA                                              117,686
--------------------------------------------------------------------------------------------
                                                                                   309,694
--------------------------------------------------------------------------------------------
Singapore -- 1.0%
        11,000    City Developments Ltd.                                            64,395
         8,652    DBS Group Holdings Ltd.                                          141,819
        10,350    Oversea-Chinese Banking Corp., Ltd.                               95,079
         8,000    Singapore Airlines Ltd.                                           90,783
         3,000    Singapore Press Holdings Ltd.                                     65,026
        35,000    Singapore Telecommunications Ltd.                                 72,289
         9,392    United Overseas Bank Ltd.                                         82,896
--------------------------------------------------------------------------------------------
                                                                                   612,287
--------------------------------------------------------------------------------------------
  Spain -- 2.7%
         1,115    Acerinox SA                                                       44,470
         1,622    ACS Actividades de Construccion y Servicios SA                    38,471
         3,057    Argentaria Caja Postal y Banco Hipotecario de Espana SA           71,830
         4,519    Autopistas Concesionaria Espanola SA                              43,920
        10,894    Banco Bilbao Vizcaya SA                                          155,143
        22,756    Banco Santander Central Hispano SA                               257,607
         3,541    El Aguila SA*                                                     28,887
         4,743    Endesa SA                                                         94,153
         2,015    Fomento de Construcciones y Contratas SA                          40,994
         2,762    Gas Natural SDG SA                                                63,619
         5,073    Iberdrola SA                                                      70,304
         8,980    Repsol SA                                                        208,198
         4,260    Sociedad General de Aguas de Barcelona SA                         62,383
         3,278    Tabacalera SA Class A                                             46,880
        18,830    Telefonica SA*                                                   470,323
         2,610    Union Electrica Fenosa SA                                         45,581
--------------------------------------------------------------------------------------------
                                                                                 1,742,763
--------------------------------------------------------------------------------------------
 Sweden -- 2.5%
         1,371    Atlas Copco AB Class A                                            40,561
         2,300    Electrolux AB Class B                                             57,899
         3,250    ForeningsSparbanken AB                                            47,789
         4,900    Hennes & Mauritz AB                                              164,275
           800    NetCom AB Class B*                                                56,276
         1,690    Sandvik AB Class A                                                52,980
         3,200    Securitas AB Class B                                              57,970
         3,300    Skandia Forsakrings AB                                            99,765
         4,600    Skandinaviska Enskilda Banken Class A                             46,536
         2,000    Skanska AB Class B                                                74,579
         1,633    Svenska Cellulosa AB Class B                                      48,408

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
16                                           1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
INTERNATIONAL INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1999
--------------------------------------------------------------------------------

     SHARES                               SECURITY                     VALUE
================================================================================
Sweden -- 2.5% (continued)
         3,900    Svenska Handelsbanken AB Class A                  $   49,089
        10,800    Telefonaktiebolaget LM Ericsson Class B              694,930
         1,300    Volvo AB Class A                                      32,878
         2,100    Volvo AB Class B                                      54,347
           700    WM-Data AB Class B                                    43,313
--------------------------------------------------------------------------------
                                                                     1,621,595
--------------------------------------------------------------------------------
Switzerland -- 5.2%
         2,434    ABB Ltd.                                             297,715
           170    Adecco SA                                            132,395
           130    Alusuisse Lonza Group AG                              95,855
         1,650    Credit Suisse Group                                  327,990
            50    Holderbank Financiere Glarus AG Class B               68,459
           200    Nestle SA                                            366,411
           390    Novartis AG -- Registered Shares                     572,679
           400    Roche Holding AG                                     474,815
            80    Roche Holding AG -- Genusschein                      130,637
            85    Schweizerische Rueckversicherungs -- Gesellschaft    174,623
           480    Swisscom AG                                          194,146
         1,240    UBS AG                                               334,883
           290    Zurich Allied AG                                     165,381
--------------------------------------------------------------------------------
                                                                     3,335,989
--------------------------------------------------------------------------------
United Kingdom -- 18.1%
         7,724    Abbey National PLC                                   123,488
        10,042    Allied Zurich PLC                                    118,303
         5,648    Anglian Water PLC                                     51,533
        10,326    AstraZeneca Group PLC                                428,229
         8,191    BAA PLC                                               57,541
         8,798    Barclay's PLC                                        253,186
         9,707    Bass PLC                                             120,783
        19,772    BG Group PLC                                         127,722
        10,660    Blue Circle Industries PLC                            61,930
         4,460    BOC Group PLC                                         95,793
         6,439    Boots Co., PLC                                        62,599
       113,914    BP Amoco PLC                                       1,145,155
        18,426    British Aerospace PLC                                122,000
         9,194    British Airways PLC                                   59,983
        17,520    British American Tobacco PLC                          99,521
         6,198    British Land Co., PLC                                 41,038
        10,938    British Sky Broadcasting Group PLC                   176,021
        37,544    British Telecommunications PLC                       917,335
        13,078    Cadbury Schweppes PLC                                 78,989
         9,082    Carlton Communications PLC                            88,440
        30,100    Centrica PLC                                          85,309
         8,141    CGU PLC                                              131,141
         6,377    Compass Group PLC                                     87,535
        26,119    Corus Group PLC                                       67,909
        18,870    Diageo PLC                                           151,756
         8,265    EMI Group PLC                                         81,085
         5,759    GKN PLC                                               90,678

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney EAFE Index Fund                                                  17

--------------------------------------------------------------------------------
INTERNATIONAL INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1999
--------------------------------------------------------------------------------

     SHARES                               SECURITY                    VALUE
================================================================================
United Kingdom -- 18.1% (continued)
        19,968    Glaxo Wellcome PLC                               $   564,314
        14,395    Granada Group PLC                                    145,873
         8,221    Great Universal Stores PLC                            48,060
        13,330    Halifax PLC                                          147,780
         6,654    Hanson PLC                                            55,770
         8,301    Hays PLC                                             132,177
        20,628    Hilton Group PLC                                      66,043
        48,440    HSBC Holdings PLC                                    675,094
         6,385    Imperial Chemical Industries PLC                      67,590
        23,986    Invensys PLC                                         130,537
        11,853    J. Sainsbury PLC                                      66,852
         9,816    Kingfisher PLC                                       108,903
         4,622    Land Securities PLC                                   51,801
        32,566    Legal & General Group PLC                             88,615
        30,051    Lloyds TSB Group PLC                                 375,863
        15,732    Marconi PLC                                          278,320
        18,614    Marks & Spencer PLC                                   88,601
         4,973    Misys PLC                                             77,499
        10,120    National Grid Group PLC                               76,975
         9,202    National Power PLC                                    53,274
         4,195    Pearson PLC                                          135,762
         6,331    Peninsular & Orient Steam Navigation Co.             105,614
         4,229    Provident Financial PLC                               47,806
        11,393    Prudential Corp., PLC                                224,464
         3,840    Railtrack Group PLC                                   64,493
        15,380    Rank Group PLC                                        48,681
         9,067    Reed International PLC                                67,867
        20,364    Rentokil Initial PLC                                  74,241
         9,327    Reuters Group PLC                                    127,954
         7,207    Rio Tinto PLC                                        173,998
         6,640    Royal Bank of Scotland Group PLC                     117,738
         2,406    Schroders PLC                                         48,413
        11,125    Scottish Power PLC                                    84,260
        31,894    SmithKline Beecham PLC                               406,897
         4,815    Smiths Industries PLC                                 71,926
        18,678    Stagecoach Holdings PLC                               48,111
         7,013    Tate & Lyle PLC                                       45,075
        41,688    Tesco PLC                                            126,736
         4,284    Thames Water PLC                                      53,409
         6,991    TI Group PLC                                          53,627
        15,447    Unilever PLC                                         113,627
         5,728    United Utilities PLC                                  59,525
       178,222    Vodafone AirTouch PLC                                882,858
         7,599    Williams PLC                                          34,575
         7,514    Wolseley PLC                                          57,608
--------------------------------------------------------------------------------
                                                                    11,500,208
--------------------------------------------------------------------------------

                  Total Common Stocks
                  (Cost -- $47,268,940)                             58,881,959
================================================================================

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
18                                          1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
INTERNATIONAL INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 1999
--------------------------------------------------------------------------------

     SHARES                               SECURITY                    VALUE
================================================================================
PREFERRED STOCKS -- 0.4%
Australia -- 0.1%
        11,310    News Corp., Ltd.                                  $    96,527
--------------------------------------------------------------------------------
Germany -- 0.3%
           250    SAP AG -- Vorzug                                      150,821
           915    Volkswagen AG                                          28,798
--------------------------------------------------------------------------------
                                                                        179,619
--------------------------------------------------------------------------------
                  TOTAL PREFERRED STOCKS
                  (Cost -- $212,678)                                    276,146
================================================================================

   PRINCIPAL                              SECURITY                    VALUE
================================================================================
CORPORATE BONDS -- 0.0%
United Kingdom -- 0.0%
$        2,000    BG Transco Holdings PLC, 7.00% due 12/16/2024             31
         2,000    BG Transco Holdings PLC, 7.06% due 12/14/2009             33
         2,000    BG Transco Holdings PLC, 4.19% due 12/14/2022             32
         2,039    British Aerospace PLC, 7.45% due 11/30/2003*              34
--------------------------------------------------------------------------------
                                                                           130
--------------------------------------------------------------------------------
                  TOTAL CORPORATE BONDS
                  (Cost -- $0)                                             130
================================================================================
SHORT-TERM INSTRUMENTS -- 6.4%
U.S. Treasury Bills -- 6.4%
     4,116,000    U.S. Treasury Bills, 5.07% due 1/27/2000**+        4,100,676
================================================================================
                  TOTAL SHORT-TERM INSTRUMENTS
                  (Cost -- $4,101,067)                               4,100,676
================================================================================
                  TOTAL INVESTMENTS -- 99.4%
                  (Cost -- $51,582,685)++                           63,258,911
================================================================================
                  OTHER ASSETS LESS LIABILITIES -- 0.6%                363,742
================================================================================
                  TOTAL NET ASSETS -- 100.0%                       $63,622,653
================================================================================
ADR  American Depositary Receipt
*    Non-income producing security.
** These U.S. Treasury Bills are held in segregated accounts in connection with the Master Portfolio's holdings of CAC 40 Index, DAX Index, FTSE 100 Index, OMX Index and NIKKEI 300 Index futures contracts (See Note 1).
+    Yield to Maturity.
++ Cost for federal income tax purposes is $51,693,321 and net unrealized appreciation consists of:

               Gross Unrealized Appreciation        $13,869,666
               Gross Unrealized Depreciation         (2,304,076)
                                                    -----------
               Net Unrealized Appreciation          $11,565,590
                                                    ===========

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney EAFE Index Fund                                                  19

--------------------------------------------------------------------------------
INTERNATIONAL INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                            December 31, 1999
--------------------------------------------------------------------------------

ASSETS
Investments:
     In securities, at market value (Cost -- $51,582,685) (Note 1)                    $63,258,911
     Cash                                                                                     559
     Cash denominated in foreign currencies (Cost -- $177,684)                            174,044
     Unrealized gain on forward foreign currency exchange contracts                         9,938
     Receivables:
       Dividends and interest                                                              54,184
       Receivable for daily variation margin on open financial futures contracts          372,573
---------------------------------------------------------------------------------------------------
     Total Assets                                                                      63,870,209
---------------------------------------------------------------------------------------------------
LIABILITIES:
Payables:
     Investment securities purchased                                                      172,365
     Due to BGI (Note 2)                                                                   32,362
     Unrealized loss on forward currency exchange contracts                                42,829
---------------------------------------------------------------------------------------------------
     Total Liabilities                                                                    247,556
---------------------------------------------------------------------------------------------------
Total Net Assets                                                                      $63,622,653
===================================================================================================

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
20                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
INTERNATIONAL INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Statement of Operations                For the Period Ended December 31, 1999(a)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
     Dividends (b)                                                                       $     96,637
     Interest                                                                                  41,851
-------------------------------------------------------------------------------------------------------
     Total Investment Income                                                                  138,488
-------------------------------------------------------------------------------------------------------

EXPENSES (NOTE 2):
     Advisory fees                                                                             19,417
     Administration fees                                                                       12,945
-------------------------------------------------------------------------------------------------------
     Total Expenses                                                                            32,362
-------------------------------------------------------------------------------------------------------

Net Investment Income                                                                         106,126
-------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized loss on sale of investments                                                 (91,015)
     Net realized gain on sale of futures and forward currency exchange contracts             123,322
     Net change in unrealized appreciation of investments                                  11,676,226
     Net change in unrealized appreciation of futures and forward foreign currency
        exchange contracts                                                                    122,882
-------------------------------------------------------------------------------------------------------
     Net Gain on Investments                                                               11,831,415
-------------------------------------------------------------------------------------------------------

Net Increase in Net Assets Resulting From Operations                                     $ 11,937,541
=======================================================================================================

(a) For the period from October 1, 1999 (commencement of operations) to December 31, 1999.
(b)  Net of foreign withholding tax of $82,939.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney EAFE Index Fund                                                  21

--------------------------------------------------------------------------------
INTERNATIONAL INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Statement of Changes in Net Assets     For the Period Ended December 31, 1999(a)
--------------------------------------------------------------------------------

INCREASE IN NET ASSETS:
Operations:
     Net investment income                                                        $   106,126
     Net realized gain                                                                 32,307
     Net change in unrealized appreciation                                         11,799,108
-----------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting From Operations                               11,937,541
-----------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting From Beneficial Interest Transactions         51,685,112
-----------------------------------------------------------------------------------------------
Increase in Net Assets                                                             63,622,653

NET ASSETS:
     Beginning net assets                                                                  --
-----------------------------------------------------------------------------------------------
     Ending net assets                                                            $63,622,653
===============================================================================================

(a) For the period from October 1, 1999 (commencement of operations) to December 31, 1999.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
22                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
INTERNATIONAL INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to March 1, 1994. MIP currently issues the following separate portfolios (the "Master Portfolios"), the Asset Allocation, Bond Index, LifePath Income (formerly "LifePath 2000"), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index, Extended Index, International Index and U.S. Equity Index Master Portfolios. International Index Master Portfolio commenced operations on October 1, 1999 with the transfer of $43,637,140 in securities from the Vantagepoint Overseas Equity Index Fund, of the Vantagepoint Funds. These financial statements relate to International Index Master Portfolio (the "Master Portfolio").

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

The equity securities of the Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

Security Transactions and Income Recognition

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are accreted or amortized, respectively, under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

--------------------------------------------------------------------------------
Smith Barney EAFE Index Fund                                                  23

--------------------------------------------------------------------------------
INTERNATIONAL INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

The accounting records of the Master Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective date of the transactions.

Federal Income Taxes

The Master Portfolio intends to qualify as a partnership for federal income tax purposes. The Master Portfolio, therefore, believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in the Master Portfolio will be taxed on its allocable share of the partnership's income and capital gains for the purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Code.

It is intended that the Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in the Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the regulated investment company invested all of its assets in the corresponding Master Portfolio.

Futures Contracts

The Master Portfolio may purchase long futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with long futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

--------------------------------------------------------------------------------
24                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
INTERNATIONAL INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

As of December 31, 1999, the Master Portfolio had the following open long futures contracts outstanding:

International Index Master Portfolio

Number of                                                 Expiration           Notional          Net Unrealized
Contracts                                  Type              Date           Contract Value        Appreciation
=================================================================================================================
9                                   CAC 40 Index          March 2000           $543,461             $ 27,055
2                                   DAX Index             March 2000            352,193               43,643
11                                  FTSE 100 Index        March 2000            767,470               28,822
15                                  OMX Index             January 2000          211,590               23,260
31                                  NIKKEI 300 Index      March 2000            976,140               32,993
=================================================================================================================
Total International Index                                                                           $155,773
=================================================================================================================

The International Index Master Portfolio has pledged to brokers U.S. Treasury Bills for initial margin requirements with a par value of $95,000.

Repurchase Agreements

Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master Portfolio's Portfolio of Investments. The advisor to the Master Portfolio may pool the Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on December 31, 1999 by the Master Portfolio are collateralized by U.S. Government securities.

Forward Foreign Currency Contracts

A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The Master Portfolio may use forward foreign currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked to market daily. Risks of entering into forward foreign currency exchange contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for such forward foreign currency exchange contracts may exceed the amount reflected in the financial statements.

--------------------------------------------------------------------------------
Smith Barney EAFE Index Fund                                                  25

--------------------------------------------------------------------------------
INTERNATIONAL INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

As of December 31, 1999, the Master Portfolio had the following open forward foreign currency exchange contracts outstanding:

International Index Master Portfolio

                                                  Exchange     Foreign Currency     U.S. Dollar Value      Net Unrealized
Currency                                            Date         Cost/Proceeds      December 31, 1999        Gain/(Loss)
==========================================================================================================================
Purchase Contracts
Euro Dollar                                        2/8/00          $564,740              $538,415             $(26,325)
                                                   2/8/00           317,000               316,738                 (262)
British Pound                                      2/8/00           523,812               513,601              (10,211)
                                                   2/8/00            51,795                50,786               (1,009)
                                                   2/8/00           554,000               553,602                 (398)
Japanese Yen                                       2/8/00           438,265               443,305                5,040
                                                   2/8/00           520,739               520,175                 (564)
Swedish Krone                                      2/8/00            93,511                89,762               (3,749)
                                                   2/8/00            95,281                95,279                   (2)
--------------------------------------------------------------------------------------------------------------------------
Net Unrealized Loss on Purchase Contracts                                                                      (37,480)
--------------------------------------------------------------------------------------------------------------------------
Sale Contracts
Euro Dollar                                        2/8/00            96,476                91,979                4,497
Japanese Yen                                       2/8/00            26,938                27,247                 (309)
Swedish Krone                                      2/8/00            10,007                 9,606                  401
--------------------------------------------------------------------------------------------------------------------------
Net Unrealized Gain on Sale Contracts                                                                            4,589
--------------------------------------------------------------------------------------------------------------------------
Net Unrealized Loss on Forward
  Foreign Currency Contracts                                                                                  $(32,891)
==========================================================================================================================

2. Agreements and Other Transactions with Affiliates

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is entitled to receive 0.15% of the average daily net assets of the International Index Master Portfolio as compensation for advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as Sub-Administrator of the Master Portfolio.

Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

The MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio such as managing and coordinating third-party service relationships. BGI and Stephens are entitled to receive a fee at an annual rate of 0.10% of the first $1 billion, and 0.07% thereafter, of the average daily net assets of the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

Certain officers and trustees of MIP are also officers of Stephens. As of December 31, 1999, these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

--------------------------------------------------------------------------------
26                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
INTERNATIONAL INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

3. Investment Portfolio Transactions

Purchases and sales of investments, exclusive of short-term securities, for the Master Portfolio were as follows:

                     International Index Master Portfolio
    =======================================================================
                                                           Period Ended
    Aggregate Purchases and Sales of:                    December 31, 1999*
    -----------------------------------------------------------------------
    Purchases at cost                                      $61,394,283**
    Sales proceeds                                          46,825,175

* For the period from October 1, 1999 (commencement of operations) to December 31, 1999.
** This includes the transfer of $43,637,140 in securities from Vantagepoint Overseas Equity Index Fund of the Vantagepoint Funds (See Note 1).


4. Financial Highlights

The ratios of expenses and net investment income to average net assets and portfolio turnover rate (excluding short-term securities) for the Master Portfolio are as follows:

                                                               Period Ended
    International Index Master Portfolio                    December 31, 1999+
    ==========================================================================
    Ratio of expenses to average net assets++                     0.25%
    Ratio of net investment income to average net assets++        0.16%
    Portfolio turnover                                              39%

+ For the period from October 1, 1999 (commencement of operations) to December 31, 1999.
++   Annualized for period of less than one year.

--------------------------------------------------------------------------------
Smith Barney EAFE Index Fund                                                  27

--------------------------------------------------------------------------------
INTERNATIONAL INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

To the Interestholders and Board of Trustees of Master Investment Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of International Index Master Portfolio (a portfolio of Master Investment Portfolio) as of December 31, 1999, and the related statements of operations and the changes in net assets for the period from October 1, 1999 (commencement of operations) to December 31, 1999. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of International Index Master Portfolio as of December 31, 1999, the results of its operations and the changes in its net assets for the period from October 1, 1999 to December 31, 1999 in conformity with generally accepted accounting principles.


                                                                    /s/ KPMG LLP


San Francisco, California
February 11, 2000

--------------------------------------------------------------------------------
28                                            1999 Annual Report to Shareholders

Smith Barney
EAFE Index Fund


Trustees
Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt N. Dorsett
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon, Chairman
Cornelius C. Rose, Jr.

Officers
Heath B. McLendon
President and Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Treasurer

Irving P. David
Controller

Christina T. Sydor
Secretary

Investment Administrator
SSB Citi Fund Management LLC

Distributor
CFBDS, Inc.

Custodian
Investors Bank and Trust Company

Transfer Agent
Smith Barney Private Trust Company
388 Greenwich Street, 22nd Floor
New York, New York 10013

Sub-Transfer Agent
PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island 02940-9699



This report is submitted for the general information of shareholders of Smith Barney EAFE Index Fund. It is not for distribution to prospective investors unless accompanied by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

[LOGO OF SALOMON SMITH BARNEY]


Smith Barney
EAFE Index Fund
Smith Barney Mutual Funds
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com/mutualfunds


FD01826  2/00